Siebert Williams Shank Shares For Participants [Member] Shareholder Fees	Nov. 30, 2025 USD ($)
U.S. GOVERNMENT SELECT PORTFOLIO | Siebert Williams Shank Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0